Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories
As at December 31	2025	2024
Finished commercial product available for sale	$1,744	$2,453
Finished retail pharmacy product available for sale	886	396
Unfinished product and packaging materials	312	433
	$2,942	$3,282